Leases - Right-of-use Assets, Footnotes (Detail) £ in Millions	12 Months Ended
Mar. 31, 2020 GBP (£)
Disclosure of impairment loss and reversal of impairment loss [line items]
Reclassification of right-of-use assets to held-for-sale	£ 65
Disposal groups classified as held for sale | France and Latin America divestments | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	£ 31